Derivative financial instruments - Hedging instruments which are carried on the Barclays Bank Group's balance sheet (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (69)	£ 136
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	61,331
Change in fair value used as a basis to determine hedge ineffectiveness	£ (329)
Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	3,525
Change in fair value used as a basis to determine hedge ineffectiveness	£ 29
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	48,617
Change in fair value used as a basis to determine hedge ineffectiveness	£ (248)
Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	15,300
Change in fair value used as a basis to determine hedge ineffectiveness	£ (745)
Derivatives [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	125
Hedging instrument, liabilities	(44)
Derivatives [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	18
Hedging instrument, liabilities	(4)
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	18
Hedging instrument, liabilities	(7)
Derivatives [member] | Hedges of net investment [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0
Hedging instrument, liabilities	(10)
Loans and advances [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ 0